LAW OFFICES OF
CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER, L.L.P.

FREDRIC H. KAUFFMAN		ONE PACIFIC PLACE		JOHN C. HEWITT
DONALD F. BURT		1125 SOUTH 103RD STREET, SUITE 320		JOHN L. HORAN
STEPHEN E. GEHRING		OMAHA, NEBRASKA 68124-1090	MICHAEL C. PALLESEN
KEVIN COLLERAN		(402) 397-1700	TRACY A. OLDEMEYER
L. BRUCE WRIGHT		FAX (402) 397-1806		JANIS J. WINTERHOF
ROBERT J. ROUTH		www.clinewilliams.com		PAMELA EPP OLSEN
JAMES M. BAUSCH				TRENT R. SIDDERS
DAVID R. BUNTAIN	LINCOLN	AURORA	SCOTTSBLUFF	JENNIE A. KUEHNER
STEPHEN H. NELSEN	1900 U.S. BANK BUILDING	1207 M STREET	RAILWAY OFFICE PLAZA	ANDRE R. BARRY
MICHAEL C. MUELLER	233 SOUTH 13TH STREET	P.O. BOX 510	115 RAILWAY STREET, SUITE A-115	TRAVIS P. O’GORMAN
DANIEL R. STOGSDILL	LINCOLN, NEBRASKA 68508-2094	AURORA NEBRASKA 68818	SCOTTSBLUFF, NEBRASKA 69361	DOUGLAS R. ABERLE
SCOTT D. KELLY	(402) 474-6900	(402) 694-6314	(308) 635-1020	BRIAN J. ADAMS
TERRY R. WITTLER				STANTON N. BEEDER
MARK A. CHRISTENSEN				LAURA R. HEGGE
RICHARD P. GARDEN JR.				BREN H. CHAMBERS
SHAWN D. RENNER				AUSTIN L. McKILLIP
JOHN C. MILES			TESSA P. HERMANSON
MARY KAY O’CONNOR
THOMAS C. HUSTON
DON R. JANSSEN		September 8, 2006	CHARLES E. WRIGHT, COUNSEL
SUSAN KUBERT SAPP			CHARLES M. PALLESEN JR., COUNSEL
KEVIN J. SCHNEIDER			ALAN E. PETERSON, COUNSEL
ANDREW D. STROTMAN			RICHARD P. JEFFRIES, COUNSEL
JILL GOSSIN JENSEN
STEVEN M. DELANEY

Via EDGAR

Securities and Exchange Commission

450 Fifth Avenue, N.W.

Washington, D.C. 20549

Re:	Western Sizzlin Corporation
Registration Statement on Form S-3
Our File No. WSC06-CB006

Ladies and Gentlemen:

Our client, Western Sizzlin Corporation, today filed the attached Registration Statement on Form S-3 in connection with a rights offering to its common stockholders.

Please contact me with any questions concerning this filing. In my absence, please contact Stephen E. Gehring. Thank you.

Very truly yours,

/s/ MICHAEL C. PALLESEN

Michael C. Pallesen
For the Firm

Enclosure

cc:                                 Sardar Biglari

Robyn B. Mabe